                        SUPPLEMENT DATED MARCH 28, 2003
           TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                          OF EACH FUND LISTED BELOW:



Mercury Funds, Inc.                                              Merrill Lynch Investment Managers Funds, Inc.
     Merrill Lynch International Fund                                 Merrill Lynch Low Duration Fund
     Merrill Lynch Pan-European Growth Fund                      Merrill Lynch Multi-State Municipal Series Trust
Merrill Lynch Balanced Capital Fund, Inc.                             Merrill Lynch Florida Municipal Bond Fund
Merrill Lynch Basic Value Fund, Inc.                                  Merrill Lynch New Jersey Municipal Bond Fund
Merrill Lynch Bond Fund, Inc.                                         Merrill Lynch New York Municipal Bond Fund
     High Income Portfolio                                            Merrill Lynch Pennsylvania Municipal Bond Fund
     Core Bond Portfolio                                         Merrill Lynch Municipal Bond Fund, Inc.
     Intermediate Term Portfolio                                      Insured Portfolio
Merrill Lynch California Municipal Series Trust                       National Portfolio
     Merrill Lynch California Insured Municipal Bond Fund             Limited Maturity Portfolio
Merrill Lynch Developing Capital Markets Fund, Inc.              Merrill Lynch Municipal Series Trust
Merrill Lynch Disciplined Equity Fund, Inc.                           Merrill Lynch Municipal Intermediate Term Fund
Merrill Lynch Dragon Fund, Inc.                                  Merrill Lynch Natural Resources Trust
Merrill Lynch Equity Income Fund                                 Merrill Lynch Pacific Fund, Inc.
Merrill Lynch EuroFund                                           Merrill Lynch Principal Protected Trust
Merrill Lynch Focus Value Fund, Inc.                                  Merrill Lynch Basic Value Principal Protected Fund
Merrill Lynch Fundamental Growth Fund, Inc.                           Merrill Lynch Fundamental Growth Principal
Merrill Lynch Global Allocation Fund, Inc.                       Protected Fund
Merrill Lynch Global Financial Services Fund, Inc.                    Merrill Lynch Core Principal Protected Fund
Merrill Lynch Global Growth Fund, Inc.                           Merrill Lynch Short Term U.S. Government Fund, Inc.
Merrill Lynch Global SmallCap Fund, Inc.                         Merrill Lynch Small Cap Value Fund, Inc.
Merrill Lynch Global Technology Fund, Inc.                       Merrill Lynch Strategy Series, Inc.
Merrill Lynch Global Value Fund, Inc.                                 Merrill Lynch Strategy All-Equity Fund
Merrill Lynch Healthcare Fund, Inc.                                   Merrill Lynch Strategy Growth and Income Fund
Merrill Lynch International Equity Fund                               Merrill Lynch Strategy Long-Term Growth Fund
Merrill Lynch Large Cap Series Funds, Inc.                       Merrill Lynch U.S. Government Mortgage Fund
     Merrill Lynch Large Cap Core Fund                           Merrill Lynch U.S. High Yield Fund, Inc.
     Merrill Lynch Large Cap Growth Fund                         Merrill Lynch World Income Fund, Inc.
     Merrill Lynch Large Cap Value Fund                          The Asset Program, Inc.
                                                                      Merrill Lynch Mid Cap Value Fund


        Effective April 14, 2003, certain share classes of the Funds will be redesignated, as set forth below:

        -----------------------------       ------------------------------
         Designation until April 13,          Designation as of April 14,
                    2003                                 2003
        -----------------------------       -------------------------------
                   Class A                              Class I
        -----------------------------       -------------------------------
                   Class B                              Class B
        -----------------------------       -------------------------------
                   Class C                              Class C
        -----------------------------       -------------------------------
                   Class D                              Class A
        -----------------------------       -------------------------------

These changes constitute a change in the share class designation only and have no effect on any feature of the share classes or the Funds, including net asset value, performance, eligibility requirements for purchase, sales charges, conversion rights, holding periods or reinstatement or exchange privileges.




Code:  PR/SAI-STK0303